SHAREHOLDERS' EQUITY (Schedule of Equity-Based Compensation Expense) (Details) (General and Administrative from Continued Operations [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and Administrative from Continued Operations [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-based compensation expense	$ 118	$ 117	$ 120